MEDIFCOUS, INC. - Statements of Financial Position - USD ($)		Mar. 31, 2017	Mar. 31, 2016
Current Assets:
Cash and cash equivalents		$ 70,294	$ 113,946
Accounts receivable, net		1,020,091	660,637
Inventory, net		101,181	62,554
Other assets		66,689	14,214
TOTAL CURRENT ASSETS		1,258,255	851,351
Property and equipment, net		321,818	510,141
Deposits		271,330	271,330
Intangible assets, net		1,293,551	1,520,120
TOTAL ASSETS		3,144,954	3,152,942
Current Liabilities:
Accounts payable		342,326	864,022
Accrued expenses		997,741	797,141
Accrued interest payable		1,788,188	1,082,502
Promissory notes payable		767,978	274,890
Payable to Corporation	[1]	1,636,365	1,257,995
Contingent consideration, current portion		339,080	461,211
Convertible notes payable (net of discount), current portion		5,540,000	4,939,138
Total Current Liabilities		11,411,678	9,676,899
Contingent consideration		124,692	297,742
Total liabilities		11,536,370	9,974,641
Commitments and contingencies	[2]
Stockholders' Deficit:
Common stock	[3]	14,295,388	14,295,388
Additional paid-in capital		10,744,777	10,744,777
Accumulated Deficit		(33,431,581)	(31,861,864)
Total Stockholders' Equity (deficit)		(8,391,416)	(6,821,699)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		3,144,954	3,152,942
Going Concern	[4]

[1]	Payable to Boston Scientific Corporation
[2]	See Note 8
[3]	No par value, unlimited shares authorized, 184,984,215 and 184,984,215 shares issued and outstanding as of March 31, 2017 and March 31, 2016, respectively.
[4]	See Note 1